ACUITAS US MICROCAP FUND
(the “Fund”)

Supplement dated March 29, 2021 to the Prospectus dated November 1, 2020

1.	The sub-section entitled “Portfolio Managers” in the section entitled “Management” beginning on page 9 of the Prospectus is hereby deleted in its entirety and replaced with the following:
Portfolio Managers. The following are the portfolio managers of the Adviser and each Subadviser to the Fund.

Adviser/Subadviser Portfolio Managers	Title	Service Date (with the Fund)
Acuitas Investments, LLC
Dennis W. Jensen, CFA	Partner, Director of Research	2014
Christopher D. Tessin, CFA	Partner, Chief Investment Officer	2014
Matt Nieman, CFA	Portfolio Manager and Senior Research Analyst	2021
AltraVue Capital, LLC
DeShay McCluskey, CFA	Managing Partner	2018
Touk Sinantha, CFA	Managing Partner	2018
ClariVest Asset Management, LLC
Michael Waterman, CFA	Portfolio Manager	2014
Todd Wolter, CFA	Chief Investment Officer and Lead Portfolio Manager	2014
Granahan Investment Management, Inc
Andrew Beja, CFA	Portfolio Manager and Managing Director	2020
Jeff Harrison, CFA	Portfolio Manager, Senior Vice President and Managing Director	2020
Gary Hatton, CFA	Portfolio Manager and Senior Managing Director	2020
Jennifer Pawlowski	Portfolio Manager and Managing Director	2020
David Rose, CFA	Portfolio Manager, Chief Investment Officer and Managing Director	2020
Meros Investment Management, L.P.
Tim Chatard, CFA	Portfolio Manager	2019
Tieton Capital Management, LLC
William Dezellem, CFA	Portfolio Manager, Chief Investment Officer and President	2020
Matthew Dhane, CFA	Portfolio Manager and Principal	2020

2.	The section entitled “Portfolio Managers” beginning on page 17 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Portfolio Manager Responsibilities. The following is information about how the Fund allocates responsibilities for day-to-day management:

Acuitas US Microcap Fund - Dennis W. Jensen, CFA, Christopher D. Tessin, CFA, and Matt Nieman, CFA allocate the assets of the Fund among the Subadvisers. Touk Sinantha, CFA and DeShay McCluskey, CFA are responsible for the day-to-day management of any portion of the Fund allocated to AltraVue Capital, LLC. Michael Waterman, CFA and Todd Wolter, CFA are responsible for the day-to-day management of any portion of the Fund allocated to ClariVest Asset Management, LLC. Drew Beja, CFA, Jeff Harrison, CFA, Gary Hatton, CFA, Jennifer Pawloski, and David Rose, CFA, are responsible for the day-to-day management of any portion of the Fund allocated to Granahan Investment Management, Inc. Tim Chatard, CFA is responsible for the day-to-day management of any portion of the Fund allocated to Meros Investment Management, L.P. William Dezellem, CFA and Matthew Dhane, CFA are responsible for the day-to-day management of any portion of the Fund allocated to Tieton Capital Management, LLC. They decide on capitalization weightings, purchase and sales, and decide on sector and capitalization weightings for the portion of the Fund that they manage. Each Subadviser is responsible for research coverage which is assigned by global industry sectors, recommending stocks and recommending subsequent buy and sell decisions.

Portfolio Manager Biographies
•
Andrew L. Beja, CFA, is a Senior Vice President and Managing Director of Granahan Investment Management, Inc. Drew is the portfolio manager of the GIM Small Cap Focused Growth strategy, and he also manages a portion of the multi-managed portfolios. Drew joined Granahan Investment Management at the end of 2011 bringing 30 years industry experience to the firm, primarily in the small and SMID cap sector of the market. From 2000 to 2011, Drew was with LMCG in Boston, a firm he co-founded and where he managed several small and SMID cap growth equity products. In 2007, he started the Focused Growth product that he continues to manage at Granahan. Prior to LMCG, Drew was a portfolio manager with Standish, Ayer & Wood. Before moving to the buy-side, Drew was an equities analyst for Advest. Drew received his BA from Miami University. He holds the Chartered Financial Analyst designation and is a member of the CFA Institute and the CFA Society Boston.

•
Tim Chatard, CFA, is the Chief Investment Officer and Portfolio Manager for Meros Investment Management, LP, where he focuses solely on US microcap equities. Tim’s investment career has included both large and small firms: Franklin Templeton (1996-1999), Sterling Johnston Capital Management (1999-2009), Tano Capital (2010-2013), and Quantum Capital Management (2013-2019). Tim has built and led fundamental research teams at all points along the way and has been a founder at both Sterling and Meros. Directly prior to starting Meros, Tim was Director of Research and Portfolio Manager at Quantum where he managed concentrated equity portfolios and launched the microcap strategy that would become the basis for Meros. At Sterling also Tim was part of a team that managed a very successful microcap strategy for 10 years. He began his finance career at Morgan Stanley (1991-1994) spending time in New York and Tokyo. Tim graduated from the University of California, Berkeley, in 1991 and received his MBA from Harvard Business School in 1996. He is a member of the CFA Institute and the CFA Society of San Francisco.

•
William J. Dezellem, CFA, is co-founder, Chief Investment Officer, and President of Tieton Capital Management, LLC. He was the founding Portfolio Manager of the Davidson Investment Advisors’ Small/Mid Cap Value Strategy where he was the lead Portfolio Manager from the strategy’s inception in January 1998 through May 2005. From April 2000 until June 2004, Bill was also the firm’s Chief Investment Officer, overseeing all the investment professionals that managed nearly $1 billion of client assets. Prior to joining Davidson Investment Advisors, Bill was Vice President of Research and Senior Research Analyst (highest level achieved) at ICM Asset Management. In both 1999 and 2000 he was nominated for the Top Small to Mid-Size Company Analyst Award in Reuters Investment Research Survey. He is Past President of the Spokane Chapter of Financial Analysts and the Spokane Stock & Bond Club. Bill is Chairman of the Yakima Valley Community Foundation Investment Committee. Bill has held the Chartered Financial Analyst designation since 1993. He is a member of the CFA Institute, the CFA Society of Seattle, CFA Society of Portland and CFA Society of Spokane. He graduated Magna Cum Laude from Central Washington University with double majors in Business Economics and Business Administration with a Finance emphasis.

•
Matthew W. Dhane, CFA, is Portfolio Manager and Principal of Tieton Capital Management, LLC which he co-founded in 2005.   From August 2005 to January 2014 he was Senior Research Analyst and Principal of the firm. From June 2002 through July 2005 Matt was the Small/Mid Cap Value Strategy Research Analyst at Davidson Investment Advisors. Matt meets with companies, analyzes the data gathered, and incorporates findings from corporate Securities and Exchange Commission filings, to reach decisions on specific companies’ investment merits. Matt is a member of the Catholic Diocese of Yakima Finance Committee, the Capital Revolving Program, the Priest Retirement Trust, the Seminarian Education Trust and a member of the Catholic Charities of Central Washington Finance Committee. He is also a member of the St. Joseph-Marquette School Finance Committee. Matt has held the Chartered Financial Analyst designation since 2009. He is a member of the CFA Institute, the CFA Society of Seattle and the CFA Society of Spokane. He received a double major from Seattle University in Business Administration - Finance and Business Administration - Business Economics.

•
Jefferey A. Harrison, CFA, is a Senior Vice President and Managing Director of Granahan Investment Management, Inc. Jeff is a portfolio manager/analyst for the multi-managed Small Cap and SMID-Cap portfolios. Jeff came to GIM in 2015 with 18 years industry experience specializing in small cap equities, with the last 11 years as a portfolio manager. Jeff has spent much of his career as portfolio manager on a diversified small cap growth equity fund with Wells Capital Management and its predecessor companies in Richmond, VA. Jeff has extensive fundamental research experience across industries with specific expertise in the healthcare and financial services sectors. Jeff received his MBA in Finance from the College of William & Mary, and his BA from Hampden-Sydney College in Virginia. He holds the Chartered Financial Analyst designation and is a member of the CFA Institute.

•
Gary C. Hatton, CFA, is co-Founder and Senior Managing Director of Granahan Investment Management, Inc. As a portfolio manager, Gary is responsible for the GIM Small Cap Discoveries strategy and a portion of the multi-managed portfolios. His research expertise is in the medical and biotechnology sectors. Prior to joining Granahan Investment Management in 1985, Gary was a Healthcare and Industrials Analyst at Eaton Vance Management in Boston. Gary received his MS in Finance from the University of Wisconsin at Madison, and his BS from University of Rhode Island. Gary holds the Chartered Financial Analyst designation and is a member of the CFA Institute.

•
Dennis W. Jensen, CFA, is Partner and Director of Research of the Adviser which he co-founded in January 2011. Prior to this, Mr. Jensen was employed by Russell Investments in Tacoma, Washington, from 1994 until 2010. During his early years at the firm, he was an Analyst and then a Senior Research Analyst, responsible for researching and selecting investment managers for the firm's consulting clients and internally managed multi-manager funds. During his last two years at Russell Investments, Mr. Jensen assumed responsibility for managing several of the firm's multi-manager funds, including large-cap quantitative, value, growth and core funds. Mr. Jensen formed the General Partner to leverage his experience at Russell Investments. He received a Bachelor of Business Administration degree in 1993 from the University of Puget Sound and became a Chartered Financial Analyst in 1997.

•
DeShay McCluskey, CFA, has over 17 years of extensive analytical and research experience. Her comprehensive investment experience extends to both public and private investments. Prior to founding AltraVue, Ms. McCluskey was a Portfolio Manager and Principal for GW Capital Inc., where she served as a member of the firm’s investment committee with portfolio management responsibilities for both equity and fixed income portfolios. Ms. McCluskey joined GW Capital in 2012. From 2009 to 2012, Ms. McCluskey served as Vice President, Director of Research at BDT Capital Partners. While at BDT, Ms. McCluskey helped launch and manage the firm’s public investment portfolio. Additionally, Ms. McCluskey worked in various capacities with the deal teams helping to source and evaluate private investment opportunities for the Fund. In 2007, Ms. McCluskey co-founded Jacobi Capital Management, a registered investment adviser based in Pennsylvania. She also spent one and a half years at Legg Mason Capital Management as an Equity Analyst from 2006-2007, and three years as an Equity Analyst at Ariel Investments Inc., from 2001-2004.

•
Matt Nieman, CFA,  joined Acuitas in 2013 and serves as a Portfolio Manager on select U.S. microcap portfolios and as a Senior Research Analyst. He is responsible for discovering, researching and recommending external investment managers across asset classes. Matt leads the external manager due diligence effort for U.S. microcap value, international growth and long/short equity. Additionally, he oversees and implements manager transitions across client portfolios. Matt received his undergraduate degree from Santa Clara University, where he studied Economics. He is currently a member of the Seattle Society of Financial Analysts and is a CFA charterholder.

•
Jennifer M. Pawloski is a Senior Vice President, Financial Officer and Managing Director of Granahan Investment Management, Inc. Jennifer’s research has an emphasis in the Technology sector, and she is a portfolio manager for the multi- managed Small Cap and SMID-Cap portfolios. Prior to joining Granahan in 2007, Jennifer was the Director of Equity Research for Longwood Investment Advisors in Boston. Jennifer also worked with the Boston Company as a Vice President. Jennifer received her BS from Bentley College.

•
David M. Rose, CFA is a Senior Vice President, Chief Investment Officer, and a Managing Director of Granahan Investment Management, Inc. David is the portfolio manager for GIM’s Small Cap Select, SMID-Select and MidCap Select strategies, as well as overseeing a portion of the multi-managed Small Cap and SMID-Cap portfolios. David joined GIM in 2015 and has over 20 years industry experience, including as a portfolio manager for several highly ranked equity funds. Prior to joining GIM, most recently David was a partner with Furey Research Partners in Boston, where he conducted small cap equity research for use by the firm’s investment manager clients. Prior to his work at Furey Research, David spent much of his career as a portfolio manager with American Century Investments in Kansas City, MO, before moving to Pyramis Global Advisors in Smithfield, RI to manage a new mid-cap fund. David received his MS in Finance from the University of Wisconsin at Madison, and his BS in Business Administration from Washington University in St. Louis, MO. He holds the Chartered Financial Analyst designation and is a member of the CFA Institute.

•
Touk Sinantha, CFA, has 17 years of comprehensive investment experience with knowledge in equity analysis, portfolio management, and fixed income research. Prior to founding AltraVue, Ms. Sinantha was a Portfolio Manager and Principal for GW Capital, Inc., where she served as a member of the firm’s investment committee with portfolio management responsibilities for both equity and fixed income portfolios. Ms. Sinantha joined GW Capital in 2008. Prior to GW Capital, Ms. Sinantha was a Senior Research Analyst at Members Capital Advisors in Wisconsin from 2006 to 2008. From 2001 to 2006, Ms. Sinantha was a buy-side analyst at Ariel Investments in Chicago.

•
Christopher D. Tessin, CFA, Partner and Chief Investment Officer, co-founded the Adviser in January 2011. Prior to this, Mr. Tessin was employed by Russell Investments in Tacoma, Washington, from 2003 through 2010. During his many years at the firm, he progressed from Research Analyst to Associate Portfolio Manager and, finally, to Portfolio Manager. Before joining Russell Investments, Mr. Tessin worked as an Associate in Equity Research with Bear, Stearns in New York from 2001 to 2003. He has also held positions in portfolio management and research at Lehman Brothers, and in portfolio management at International Asset Transactions. Mr. Tessin received a B.A. degree in 1993 (Economics and Philosophy) and an MBA in 1998 (Finance), both from Columbia University.

•
Michael Waterman, CFA is a Portfolio Manager at ClariVest Asset Management, LLC on the team responsible for the firm’s U.S. micro cap and U.S. small cap investment strategies. Prior to joining ClariVest in 2003, Mr. Waterman was a Market Research Analyst at Nicholas-Applegate Capital Management, where he developed marketing materials as well as worked with investment personnel to create analytical charts and commentaries covering the market environment. Before joining Nicholas-Applegate, Mr. Waterman was a Pension Administrator at San Diego Pension Consultants. He holds a Bachelor of Science degree in Management Science from the University of California, San Diego, and a MiF from London Business School. Michael began his investment career in 2000.

•
Todd Wolter, CFA is a founder and Principal of ClariVest Asset Management LLC. Mr. Wolter is a lead portfolio manager on the team responsible for the firm’s U.S. micro cap and U.S. small cap investment strategies. Prior to forming ClariVest in March 2006, Mr. Wolter was the portfolio manager for the Systematic mid-cap strategies and co-manager for the Systematic small/mid (smid) strategies at Nicholas-Applegate Capital Management. He was a member of the Systematic investment team that managed over $5 billion in assets at Nicholas-Applegate. Prior to Nicholas-Applegate, Mr. Wolter worked as a quantitative risk analyst with Credit Suisse Asset Management and has also held positions with Prudential Securities and Olde Financial. He holds a Bachelor’s degree in Economics from the University of Southern California and an MBA from the University of California, Irvine. Mr. Wolter began his investment career in 1995.

The SAI provides additional information about the compensation of the portfolio managers, other accounts managed by the portfolio managers and the ownership of Fund shares by the portfolio managers.

* * *

For more information, please contact a Fund customer service representative toll free at
(844) 805-5628.

PLEASE RETAIN FOR FUTURE REFERENCE.

ACUITAS US MICROCAP FUND
(the “Fund”)

Supplement dated March 29, 2021 to the Statement of Additional Information (“SAI”)
dated November 1, 2020

1.
The table under the heading “Information Concerning Accounts Managed by Portfolio Managers” in the section entitled “F. Investment Advisor” beginning on page 18 of the SAI is hereby deleted in its entirety and replaced with the following:

Information Concerning Accounts Managed by Portfolio Managers. The following table provides information regarding other accounts managed by the portfolio managers as of June 30, 2020:
Adviser/ Subadviser	Portfolio Manager/ Type of Accounts	Total Number of Accounts Managed	Total Assets Managed	Subject to a Performance Based Advisory Fee
				Number of Accounts Managed	Total Assets Managed
Acuitas Investments, LLC
	Dennis W. Jensen, CFA
	Registered Investment Companies	None	None	None	None
	Other Pooled Investment Vehicles	1	$1.8 million	None	None
	Other Accounts	5	$461 million	None	None
	Christopher D. Tessin, CFA
	Registered Investment Companies	None	None	None	None
	Other Pooled Investment Vehicles	2	$4.3 million	None	None
	Other Accounts	5	$461 million	None	None
	Matt Nieman, CFA*
	Registered Investment Companies	None	None	None	None
	Other Pooled Investment Vehicles	0	None	None	None
	Other Accounts	2	$36.2 million	None	None
AltraVue Capital, LLC
	DeShay McCluskey
	Registered Investment Companies	8	$53.4 million	None	None
	Other Pooled Investment Vehicles	20	$101.7 million	7	$101.7 million
	Other Accounts	None	None	None	None
	Touk Sinantha
	Registered Investment Companies	8	$53.4 million	None	None
	Other Pooled Investment Vehicles	20	$101.7 million	7	$101.7 million
	Other Accounts	None	None	None	None
ClariVest Asset Management, LLC
	Michael Waterman, CFA
	Registered Investment Companies	1	$99.6 million	None	None
	Other Pooled Investment Vehicles	1	$1.8 million	1	$1.8 million
	Other Accounts	10	$524 million	None	None
	Todd Wolter, CFA
	Registered Investment Companies	4	$2.5 billion	None	None
	Other Pooled Investment Vehicles	5	$205.2 million	1	$1.8 million
	Other Accounts	14	$531.1 million	None	None
Granahan Investment Management, Inc.
	Andrew L. Beja, CFA
	Registered Investment Companies	3	$776.7 million	None	None
	Other Pooled Investment Vehicles	1	$313 million	None	None
	Other Accounts	25	$621.7 million	1	$37.6 million
	Jefferey A. Harrison, CFA
	Registered Investment Companies	1	$298 million	None	None
	Other Pooled Investment Vehicles	None	None	None	None
	Other Accounts	6	$84.8 million	None	None
	Gary C. Hatton, CFA
	Registered Investment Companies	3	$776.7 million	None	None
	Other Pooled Investment Vehicles	2	$32.6 million	None	None
	Other Accounts	21	$234.7 million	None	None
	Jennifer M. Pawloski
	Registered Investment Companies	1	$298 million	None	None
	Other Pooled Investment Vehicles	None	None	None	None
	Other Accounts	4	$84.6 million	None	None
	David M. Rose, CFA
	Registered Investment Companies	1	$298 million	None	None
	Other Pooled Investment Vehicles	1	$71.8 million	None	None
	Other Accounts	9	$85.9 million	None	None
Meros Investment Management, L.P.
	Tim Chatard
	Registered Investment Companies	None	None	None	None
	Other Pooled Investment Vehicles	None	None	None	None
	Other Accounts	2	$63 million	None	None
Tieton Capital Management, LLC
	William J. Dezellem, CFA
	Registered Investment Companies	None	None	None	None
	Other Pooled Investment Vehicles	1	$13 million	None	None
	Other Accounts	45	$68 million	None	None
	Matthew W. Dhane, CFA
	Registered Investment Companies	None	None	None	None
	Other Pooled Investment Vehicles	1	$13 million	None	None
	Other Accounts	45	$68 million	None	None
*Information provided as of March 25, 2021.
2.	The table under the heading “Portfolio Manager Ownership in the Fund” on page 21 of the SAI is hereby deleted in its entirety and replaced with the following:
Portfolio Manager Ownership in the Funds. The Adviser has provided the following information regarding each portfolio manager’s ownership in the Fund:

Portfolio Manager	Dollar Range of Beneficial Ownership in the Fund as of June 30, 2020
Acuitas US Microcap Fund
Dennis W. Jensen	$100,001 - $500,000
Christopher D. Tessin	$50,001 - $100,000
Matt Nieman	$10,001 - $50,000
Todd Wolter	None
Michael Waterman	None
DeShay McCluskey	None
Touk Sinantha	None
Tim Chatard	None
Jeff Harrison	None
Jennifer Pawloski	None
Gary Hatton	None
David Rose	None
Andrew Beja	None
William Dezellem	None
Matthew Dhane	None

* * *

For more information, please contact a Fund customer service representative toll free at
(844) 805-5628.

PLEASE RETAIN FOR FUTURE REFERENCE.